Inventory, Net	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventory, Net [Text Block]	INVENTORY, NET

(dollars in millions)	2019	2018
Raw materials	$3,357	$3,052
Work-in-process	2,726	2,673
Finished goods	4,867	4,358
	$10,950	$10,083
Raw materials, work-in-process and finished goods are net of valuation reserves of $1,377 million and $1,270 million as of December 31, 2019 and 2018, respectively.